GROUP STATEMENT OF CASHFLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss before tax	$ 4,672	$ (54,762)	$ (34,637)
Adjustments for:
Depreciation and amortisation	3,146	14,909	20,129
Foreign exchange movements	(196)	(458)	(1,914)
Loss on disposal of tangible assets	(634)	429
Finance cost	4,202	6,810	11,556
Loss on sale of subsidiary and investment		842	(36)
Revenue from digital assets	(15,521)	(47,017)	(50,558)
Impairment of intangible digital assets	122	468	654
Impairment of property, plant and equipment	610	31,498	855
Write off of investment			2,236
Share of loss from associate			716
Gain/(loss) on disposal and impairment of intangible assets (current)	(54)	98	(738)
Hedging (gain)/Loss		487
Interest received	(92)	(307)
Stock based compensation expense	2,648	3,759	3,892
Gain on extinguishment of debt	(22,413)
Gain on disposal of intangible fixed assets (non current)	(1)
Fair value movements on digital assets held	(42)
Fair value loss on investment	300
Working capital changes:
(Increase)/decrease in trade and other receivables	1,247	756	(1,152)
Increase/(decrease) in trade and other payables	(2,999)	(2,310)	1,041
Net cash generated from operating activities	(25,006)	(44,798)	(47,956)
Investing activities
Interest received	15	307
Purchase of hedging instruments		(1,000)
Proceeds from sale of hedging instruments		487
Proceeds from sale of digital assets	15,427	47,594	51,866
Proceeds from sale of investment/subsidiary		6,745	50
Purchase of tangible fixed assets	(126)		(1,112)
Proceeds from disposal of intangible fixed assets	31
Proceeds from disposal of tangible fixed assets	2,278	891
Net cash used in investing activities	17,625	55,024	50,804
Financing activities
Increase in loans		1,287	1,429
Proceeds from borrowings	5,253
Loan repayments	(399)	(26,242)	(14,064)
Interest paid	(1,889)	(6,224)	(10,661)
Proceeds from common stock issued - net of issue costs	(1,913)	21,855	7,518
Net cash (used in) generated from financing activities	1,052	(9,324)	(15,778)
Net (decrease) increase in cash and cash equivalents	(6,329)	902	(12,930)
Effect of foreign exchange on cash and cash equivalents	(93)	281	281
Cash and cash equivalents at beginning of period	8,626	7,443	20,092
Cash and cash equivalents at end of period	2,204	8,626	7,443
Material non-cash movements:
Recognition of right of use assets and corresponding lease liabilities	1,910
Tangible fixed assets acquired through the issue of equity	9,469
Intangible fixed assets acquired through the issue of equity	5,400
Total Material non-cash movements	66,786
Group - net debt reconciliation
Current loans and borrowings	1,598	(20)	(14,320)
Non-current issued debt - bonds		(39,304)	(38,170)
Non-current loans and borrowings		(837)	(10,027)
Cash and cash equivalents	2,204	8,626	7,443
Total net cash/(debt)	3,802	$ (31,535)	$ (55,074)
8.75% Senior notes
Material non-cash movements:
Debt equity conversion	42,226
Short term borrowings
Material non-cash movements:
Debt equity conversion	$ 7,781